Supplementary Balance Sheet Detail	3 Months Ended
Mar. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Supplementary Balance Sheet Detail
Supplementary Balance Sheet Detail

The following tables present supplementary balance sheet details:

	At December 31,
	2011	2012
	(Dollars in thousands)
Accounts and notes receivable, net:
Trade	$224,905	$244,000
Allowance for doubtful accounts	(4,153)	(7,571)
	$220,752	$236,429
Inventories:
Raw materials and supplies	$168,982	$230,057
Work in process	205,968	213,948
Finished goods	73,821	73,293
	448,771	517,298
Reserves	(4,709)	(4,233)
	$444,062	$513,065
Property, plant and equipment:
Land and improvements	$34,896	$36,744
Buildings	175,588	182,838
Machinery and equipment and other	1,105,440	1,172,045
Construction in progress	115,508	140,732
	$1,431,432	$1,532,359
Other accrued liabilities:
Payrolls (including incentive programs)	$7,624	7,461
Customer prepayments	8,478	7,594
Employee compensation and benefits	11,680	10,335
Other	12,393	25,563
	$40,175	$50,953
Other long term obligations:
Postretirement benefits	$29,630	$30,465
Pension and related benefits	75,840	73,202
Other	25,830	21,338
	$131,300	$125,005

The following table presents an analysis of the allowance for doubtful accounts:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$4,545	$3,892	$4,153
Additions	1,004	1,438	5,159
Deductions	(1,657)	(1,177)	(1,741)
Balance at end of year	$3,892	$4,153	$7,571

Inventories
We allocate fixed production overheads to the costs of conversion based on normal capacity of the production facilities. It also requires that we recognize abnormal amounts of idle facility expense, freight, handling costs, and wasted materials (spoilage) as current period charges. As of December 31, 2011 we had no costs in excess of normal absorption. Costs in excess of normal absorption as of December 31, 2012 were $3.5 million.
The following table presents an analysis of our inventory reserves:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$2,518	$2,716	$4,709
Additions	2,844	4,154	4,052
Deductions	(2,646)	(2,161)	(4,528)
Balance at end of year	$2,716	$4,709	$4,233